20. Provision, Contingencies, and Commitments (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provision Contingencies And Commitments Details Narrative
Escrow deposits made under preliminary injunction	R$ 483,485	R$ 457,868
Provisions for lawsuits and administrative proceedings	89,296	69,350
Provisions for labor litigation filed by former employees	82,425	65,162
Possible contingency	2,576,583	2,252,637
Contingent liabilities for tax matters and social security	1,709,435	1,519,658
IPI contingency	166,003	169,889
Legal proceedings related to ICMS	618,774	626,393
ICMS credits	307,255	283,367
Offset claims and credit disallowances	645,868	450,120
Contingent liabilities for civil, environmental and regulatory claims	593,437	480,065
Penalty on Ultragaz	32,315	31,281
Contingent liabilities for labor matters	R$ 273,711	R$ 252,914